Description of Business and Significant Accounting Policies - Redeemable Noncontrolling Interests and Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Noncontrolling Interest [Line Items]
Subscription price of noncontrolling interest									$ 43	$ 0	$ 0
Earnings Per Share Reconciliation [Abstract]
Income from continuing operations									146	144	82
Income (loss) from discontinued operations, net of tax									(93)	(10)	(115)
Net income (loss) attributable to NCR common stockholders									53	134	(33)
Weighted average outstanding shares of common stock									158.0	159.8	158.9
Dilutive effect of employee stock options and restricted stock									3.0	1.4	1.2
Common stock and common stock equivalents									161.0	161.2	160.1
Basic earnings (loss) per share [Abstract]
From continuing operations	$ 0.37	$ 0.15	$ 0.29	$ 0.12	$ 0.27	$ 0.54	$ 0.17	$ (0.08)	$ 0.92	$ 0.90	$ 0.52
From discontinued operations									$ (0.58)	$ (0.06)	$ (0.73)
Total basic earnings (loss) per share	$ (0.06)	$ 0.10	$ 0.21	$ 0.08	$ 0.24	$ 0.52	$ 0.19	$ (0.12)	$ 0.34	$ 0.84	$ (0.21)
Diluted earnings (loss) per share [Abstract]
From continuing operations	$ 0.37	$ 0.14	$ 0.28	$ 0.12	$ 0.27	$ 0.53	$ 0.17	$ (0.08)	$ 0.91	$ 0.89	$ 0.51
From discontinued operations									$ (0.58)	$ (0.06)	$ (0.72)
Total diluted earnings (loss) per share	$ (0.06)	$ 0.10	$ 0.21	$ 0.08	$ 0.24	$ 0.51	$ 0.19	$ (0.12)	$ 0.33	$ 0.83	$ (0.21)
Antidilutive options to purchase excluded from computation of diluted earnings per share									3.7	5.6	7.0
NCR Manaus [Member]
Redeemable Noncontrolling Interest [Line Items]
Voting equity interest sold	49.00%								49.00%
Subscription price of noncontrolling interest									$ 43
Noncontrolling interest defined financial performance period									5 years